Rule 497(d)
                                     FT 1595

               Supplement to the Prospectus dated January 4, 2008

         Notwithstanding anything to the contrary in the Prospectus, the average annual total return of the Georgetown Capital Appreciation Strategy since 1996 was 19.05%. Hypothetical Strategy total returns for the Georgetown Capital Appreciation Strategy on an annual basis during this period were as follows:

                                1996     22.48%
                                1997     40.10%
                                1998     16.91%
                                1999     34.25%
                                2000     13.90%
                                2001     14.52%
                                2002     -7.49%
                                2003     37.94%
                                2004     23.71%
                                2005     12.07%
                                2006     20.71%
                                2007      7.99%

January 7, 2008